The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 285,640,532	R$ 314,376,240
Brazilian government bonds	210,538,448	259,024,432
Corporate debt and marketable equity securities	28,214,231	23,766,666
Bank debt securities	34,091,904	20,621,803
Mutual funds	12,025,851	9,966,594
Foreign governments securities	656,270	689,293
Brazilian sovereign bonds	113,828	307,452
Derivatives	2,917,172	7,919,442
Derivative financial instruments (assets)	16,258,496	22,184,725
Derivative financial instruments (liabilities)	(13,341,324)	(14,265,283)
Financial assets at fair value through other comprehensive income	215,588,278	193,516,537
Brazilian government bonds	177,171,250	155,874,887
Corporate debt securities	3,539,444	6,135,351
Bank debt securities	6,408,476	6,137,649
Brazilian sovereign bonds	9,337,317	8,885,505
Foreign governments securities	6,875,135	6,659,985
Mutual funds	1,602,576	2,127,954
Marketable equity securities and other stocks	10,654,080	7,695,206
Total	504,145,982	515,812,219
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	237,380,615	282,270,032
Brazilian government bonds	204,934,195	252,536,563
Corporate debt and marketable equity securities	18,223,185	17,359,614
Bank debt securities	1,427,286	1,411,890
Mutual funds	12,025,851	9,965,220
Foreign governments securities	656,270	689,293
Brazilian sovereign bonds	113,828	307,452
Derivatives	(1,526,269)	(220,868)
Derivative financial instruments (assets)	3,414,581	3,982,364
Derivative financial instruments (liabilities)	(4,940,850)	(4,203,232)
Financial assets at fair value through other comprehensive income	203,732,788	185,980,783
Brazilian government bonds	177,149,932	155,835,878
Corporate debt securities	1,470,115	1,523,253
Bank debt securities	3,287,386	5,603,539
Brazilian sovereign bonds	9,337,317	8,885,505
Foreign governments securities	6,875,135	6,659,985
Mutual funds	1,602,576	2,126,928
Marketable equity securities and other stocks	4,010,327	5,345,695
Total	439,587,134	468,029,947
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	47,559,444	31,627,903
Brazilian government bonds	5,604,251	6,487,867
Corporate debt and marketable equity securities	9,290,575	5,930,123
Bank debt securities	32,664,618	19,209,913
Mutual funds
Foreign governments securities
Brazilian sovereign bonds
Derivatives	4,978,274	8,491,757
Derivative financial instruments (assets)	12,734,059	18,022,857
Derivative financial instruments (liabilities)	(7,755,785)	(9,531,100)
Financial assets at fair value through other comprehensive income	10,435,808	6,119,925
Brazilian government bonds		13,225
Corporate debt securities	1,780,215	4,069,087
Bank debt securities	3,121,090	534,110
Brazilian sovereign bonds
Foreign governments securities
Mutual funds
Marketable equity securities and other stocks	5,534,503	1,503,503
Total	62,973,526	46,239,585
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	700,473	478,305
Brazilian government bonds	2	2
Corporate debt and marketable equity securities	700,471	476,929
Bank debt securities
Mutual funds		1,374
Foreign governments securities
Brazilian sovereign bonds
Derivatives	(534,833)	(351,447)
Derivative financial instruments (assets)	109,856	179,504
Derivative financial instruments (liabilities)	(644,689)	(530,951)
Financial assets at fair value through other comprehensive income	1,419,682	1,415,829
Brazilian government bonds	21,318	25,784
Corporate debt securities	289,114	543,011
Bank debt securities
Brazilian sovereign bonds
Foreign governments securities
Mutual funds		1,026
Marketable equity securities and other stocks	1,109,250	846,008
Total	R$ 1,585,322	R$ 1,542,687